Document and Entity Information	Jun. 02, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0001415726
Document Creation Date	May 16, 2025
Document Period End Date	May 16, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	Innovator ETFs Trust
Document Effective Date	May 28, 2025
Prospectus Date	Jun. 02, 2025
Amendment Flag	false
Innovator Equity Defined Protection ETF - 1 Yr June | Innovator Equity Defined Protection ETF - 1 Yr June
Prospectus:
Trading Symbol	ZJUN